Putnam
New Value
Fund

SEMIANNUAL REPORT
February 28, 1997

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* Putnam New Value Fund's strategy has held up remarkably well relative to other value-oriented funds. The fund's class A shares finished in the top quartile of growth and income funds tracked by Lipper Analytical Services for the one- and two-year periods ended March 31, 1997.*

* "Although this fund is not a risk monger, it puts a nice twist on an old investment style."

                                         -- Morningstar, December 20, 1996

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

15 Financial statements

*Lipper rankings are based on total return performance, vary over time, and do not include the effects of sales charges. The fund's class A shares (inception 1/3/95) ranked 98 out of 540 funds for the one-year period and 26 out of 449 funds for two years. The fund's class B shares (inception 2/26/96) ranked 142 out of 540 for one year. The fund's class M shares (2/26/96) ranked 125 out of 540 funds. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Investors who appreciate the attributes of value-style investing will find few vehicles that adhere more strongly to the principles of this strategy than Putnam New Value Fund. From the very start in January 1995, Fund Manager David King has assiduously sought out stocks he believes are undervalued by the market and then has selected those that, in his view, offered the best combination for the fund's portfolio.

During the first half of fiscal 1997, some of the fund's earlier acquisitions appreciated to the point where Dave considered they had fulfilled their potential. He was able to sell the positions at an attractive profit and reinvest the proceeds in a new generation of undervalued stocks, several of which are described in the following report.

The fund's strategy may not always place it among the top performers in any particular period. Over time, however, it should provide steady appreciation of capital. In his report, Dave also discusses in detail how he has applied the strategy thus far in fiscal 1997 and his expectations for the rest of the year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 16, 1997



Report from the Fund Manager
David L. King

Swimming against the tide is always difficult -- especially when that tide is a tsunami. Such was the situation for Putnam New Value Fund during the six months ended February 28, 1997. The fund's focus on undervalued stocks often ignored by Wall Street ran counter to a surging stock market led by a narrow band of large-capitalization growth stocks. In such an environment, the fund's class A shares delivered a total return of 18.23% at net asset value and 11.39% at public offering price during the period.

Although the fund's recent performance has lagged modestly relative to the market, it has certainly outperformed its peers in its Lipper category, as noted on page 2. For more performance information, please see the performance section that follows this report on page 8.

* GROWTH STOCKS OUTSHINE VALUE STOCKS

As Wall Street's six-year bull market rolled on throughout the period, it was increasingly led by large, highly liquid companies believed to have reliable earnings growth. As we have stated in earlier reports, your fund will not participate to any great extent in this type of market because, by virtue of its objective, the fund typically will not own stocks in these kinds of companies. Market-leading companies are generally too well known and their valuation levels too high to make them candidates for your fund's portfolio.

Interestingly, near the end of the period, when Federal Reserve Board Chairman Alan Greenspan made a second attempt to warn the public of what he considered the perils of overvalued stocks, these market leaders -- which rose to favor, in part, because of their perceived relative stability -- took heavy losses. Meanwhile, many of the stocks owned by the fund held steady or rebounded. Although we obviously cannot predict what the future holds, we were encouraged by this brief development and believe that our emphasis on undervalued stocks may help keep the portfolio's value more resilient in the event of a market correction.

* LADDER STOCKS CLIMB IN VALUE

Of the three types of stocks that we include in your fund's portfolio, ladder stocks -- out-of-favor stocks offering the greatest potential rewards along with correspondingly greater risk -- made the strongest contribution to performance over the period. Our position in the large pharmaceutical company, Warner-Lambert, discussed in the annual report, appreciated substantially in price and we were able to sell it at a handsome profit.

When we bought the stock, we thought either that it would be an attractive takeover candidate or two of its new products would rejuvenate the company's earnings. As it turned out, Food and Drug Administration approval for the new products came more quickly than we expected and initial demand for the drugs has been strong.

Looking to the future, we invested in some stocks that represented companies spun off from larger parents. More importantly, these companies were attractive businesses unrecognized by much of the Street. One such spinoff that we believe holds excellent potential is NCR Corp., formally a unit of AT&T. The company's lineage dates back to the trustbusting days of Theodore Roosevelt's presidency when it was known as the National Cash Register Company. More recently, it has become the leading producer of retail point-of-sale inventory and pricing computers, in addition to other businesses. While this stock, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS*]

TOP INDUSTRY SECTORS*

Insurance and Finance                     15.3%

Retail                                     9.2%

Oil and Gas                                7.6%

Utilities                                  6.6%

Real Estate                                6.5%

Footnote reads:
*Based on net assets as of 2/28/97. Holdings will vary over time.

Another spinoff holding is Unisource World Wide, Inc., which was once part of a major paper and office product supply conglomerate. Unisource has long been the largest paper distributor in North America. With the sagging paper prices we've seen for some time and the lack of a following in the market, we believe this company is greatly undervalued.

* ANCHOR AND RAMP STOCKS LIVE UP TO THEIR NAMES

Fund holdings in the other two parts of the portfolio, anchor and ramp stocks, met or exceeded their potential over the period. Anchor stocks are those chosen for their high sustainable current dividends which provide the fund with a solid cushion of income, while ramp stocks are stocks of established companies whose prices declined in response to what we see as short-term reasons.

In anchor stocks, real estate investment trusts (REITs) were a major contributor to the fund's return. REITs in general have performed well on the back of a stable interest-rate environment and a strong real estate market in many parts of the United States. Specifically, DeBartolo Realty (sold prior to the end of the period) executed a favorable merger with Simon Property Group. Additionally, Equity Residential Properties Trust enjoyed fairly strong price appreciation. Both holdings contributed attractive income to the fund.

One ramp holding is a particular standout. Texas Instruments (also sold prior to the end of the period) epitomized the 1990s wave of corporate restructuring when the company announced sale of its defense unit. In addition, a rebound in semiconductor prices following a worldwide supply glut also helped boost the price of this electronics giant's stock.

* A POSITIVE VIEW GOING FORWARD

As the stock market continues its upward surge, investors should keep in mind that for some time a very narrow band of stocks has been leading the climb. Given the high level of expectations associated with these market-leading stocks, it is possible they will fall the hardest in a market correction. However, while there can be no guarantees, many of the stocks held by your fund by their very nature would experience more limited adverse effects from a correction. In that case, we believe the fund would be well positioned to take advantage of a change in market sentiment.

TOP 10 HOLDINGS

K mart Corp.
Retailer

Freeport-McMoRan Copper & Gold Co., Inc.
Explorer minerals

Lowe's Cos., Inc.
Retail distributor of building and construction products

Hewlett-Packard Co.
Manufacturer of mini computers

Dayton Hudson Corp.
General merchandise retailer

Fleet Financial Group, Inc.
Banking

Ogden Corp.
Commercial services, Conglomerates

Minnesota Mining & Manufacturing Co.
Basic industrial products

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Occidental Petroleum Corp.
Oil and natural gas products

Footnote reads:
These holdings represent 22.7% of the fund's assets as of 2/28/97. Portfolio holdings will vary over time.


Whether the market continues to rise or whether it falters, your fund's commitment to seeking out undervalued businesses should provide you with a continuing opportunity for long-term capital appreciation.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/97, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam New Value Fund is designed for investors seeking long-term capital appreciation through investments in undervalued common stocks.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 2/28/97
                               Class A          Class B        Class M
(inception date)               (1/3/95)        (2/26/96)      (2/26/96)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                    18.23%  11.39%  17.82%  12.82%  17.97%  13.83%
------------------------------------------------------------------------------
1 year                      27.48   20.20   24.98   19.98   25.36   21.02
------------------------------------------------------------------------------
Life of class               76.18   66.02   24.98   20.98   25.36   21.02
Annual average              29.98   26.45   24.71   20.76   25.08   20.79
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/97
                                                            Standard
                                          Standard          & Poor's/
                                          & Poor's            Barra
                                          500 Index        Value Index
------------------------------------------------------------------------------
6 months                                    22.52%          20.29%
------------------------------------------------------------------------------
1 year                                      26.15           23.65
------------------------------------------------------------------------------
Life of class A                             81.06           76.10
Annual average                              31.58           29.91
------------------------------------------------------------------------------
Life of class B and M                       26.15           23.65
Annual average                              26.15           23.65
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/97
                              Class A     Class B     Class M
------------------------------------------------------------------------------
Distributions (number)            1           1           1
------------------------------------------------------------------------------
Income                         $0.091      $0.058      $0.068
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                       0.006       0.006       0.006
------------------------------------------------------------------------------
Short-term                      0.137       0.137       0.137
------------------------------------------------------------------------------
  Total                        $0.234      $0.201      $0.211
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
8/31/96                   $11.57  $12.28  $11.52  $11.54  $11.96
------------------------------------------------------------------------------
2/28/97                    13.43   14.25   13.36   13.39   13.88
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)
                                Class A         Class B         Class M
                                               (2/26/96)       (2/26/96)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                    8.90%   2.64%   8.50%   3.50%   8.56%   4.76%
------------------------------------------------------------------------------
1 year                     18.90   12.05   18.09   13.09   18.35   14.23
------------------------------------------------------------------------------
Life of class              70.14   60.34   20.59   16.59   20.96   16.77
Annual average             26.78   23.46   18.55   14.97   18.89   15.13
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Standard & Poor's/Barra Value Index* is a capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios.

 *Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

WELCOME TO

                       www.putnaminv.com

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about investing and retirement planning, and access market news and an
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Visit Putnam's new site on the World Wide Web to find out:

* the benefits of investing with Putnam

* Putnam's money management philosophy

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New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!


Portfolio of investments owned
February 28, 1997 (Unaudited)


COMMON STOCKS (94.3%) *
NUMBER OF SHARES                                                                                    VALUE
Aerospace and Defense (2.1%)
---------------------------------------------------------------------------------------------------------
       163,700   Northrop Grumman Corp.                                                    $   11,888,713

Automotive (4.2%)
---------------------------------------------------------------------------------------------------------
       203,000   General Motors Corp.                                                          11,748,625
       220,800   Magna International, Inc. Class A (Canada)                                    11,592,000
                                                                                           --------------
                                                                                               23,340,625

Basic Industrial Products (4.4%)
---------------------------------------------------------------------------------------------------------
       135,600   Minnesota Mining & Manufacturing Co.                                          12,475,200
       525,000   New Holland N.V. (Netherland) +                                               12,140,625
                                                                                           --------------
                                                                                               24,615,825

Business Equipment and Services (6.4%)
---------------------------------------------------------------------------------------------------------
       227,300   Hewlett-Packard Co.                                                           12,728,800
        83,150   IBM Corp.                                                                     11,952,813
       331,600   NCR Corp. +                                                                   10,942,800
                                                                                           --------------
                                                                                               35,624,413

Chemicals (2.2%)
---------------------------------------------------------------------------------------------------------
       260,000   Hercules, Inc.                                                                12,090,000

Conglomerates (4.3%)
---------------------------------------------------------------------------------------------------------
       197,600   General Motors Corp. Class H                                                  11,658,400
       613,400   Ogden Corp.                                                                   12,498,025
                                                                                           --------------
                                                                                               24,156,425

Consumer Durable Goods (2.1%)
---------------------------------------------------------------------------------------------------------
       237,600   Whirlpool Corp.                                                               11,998,800

Consumer Non Durables (4.1%)
---------------------------------------------------------------------------------------------------------
       481,800   Dimon Inc.                                                                    11,322,300
       325,000   RJR Nabisco Holdings Corp.                                                    11,903,125
                                                                                           --------------
                                                                                               23,225,425

Food and Beverages (6.5%)
---------------------------------------------------------------------------------------------------------
       652,425   Archer Daniels Midland Co.                                                    12,069,863
       315,775   Dole Food Co.                                                                 12,078,394
       521,400   Whitman Corp.                                                                 12,252,900
                                                                                           --------------
                                                                                               36,401,157

Insurance and Finance (15.3%)
---------------------------------------------------------------------------------------------------------
       293,100   Ahmanson (H.F.) & Co.                                                         12,053,738
       133,300   Bankers Trust New York Corp.[UPSIDE DOWN DELTA]                               12,096,975
       176,200   Beneficial Corp.                                                              12,179,825
       206,600   Fleet Financial Group, Inc.                                                   12,602,600
        28,050   Franklin Resources, Inc.                                                       1,640,925
       215,700   Salomon, Inc.                                                                 11,998,313
       235,000   Summit Bancorp                                                                11,221,250
       526,300   USF&G Corp.                                                                   11,841,750
                                                                                           --------------
                                                                                               85,635,376

Metals and Mining (2.4%)
---------------------------------------------------------------------------------------------------------
       388,144   Freeport-McMoRan Copper & Gold Co., Inc. Class B                              13,196,896

Oil and Gas (7.6%)
---------------------------------------------------------------------------------------------------------
       145,000   Amoco Corp.                                                                   12,252,500
       250,000   Elf Aquitane ADR S.A. (France)                                                12,000,000
       484,700   Occidental Petroleum Corp.                                                    12,359,850
       225,000   YPF S.A. ADR (Argentina)                                                       6,018,750
                                                                                           --------------
                                                                                               42,631,100

Paper and Forest Products (2.0%)
---------------------------------------------------------------------------------------------------------
       529,700   Unisource Worldwide, Inc.                                                     11,388,550

Pharmaceuticals (2.2%)
---------------------------------------------------------------------------------------------------------
       337,050   Pharmacia & Upjohn, Inc.                                                      12,428,719

Photography (2.1%)
---------------------------------------------------------------------------------------------------------
       278,800   Polaroid Corp.                                                                11,779,300

Publishing (2.0%)
---------------------------------------------------------------------------------------------------------
       220,800   Times Mirror Co. Class A                                                      11,371,200

Real Estate (6.5%)
---------------------------------------------------------------------------------------------------------
       320,000   Beacon Properties Corp. (R)                                                   11,400,000
        51,166   Castle & Cooke, Inc. +                                                           818,656
       264,800   Equity Residential Properties Trust (R)                                       11,982,200
       318,900   Meditrust Corp. (R)                                                           12,277,650
                                                                                           --------------
                                                                                               36,478,506

Retail (9.2%)
---------------------------------------------------------------------------------------------------------
       301,950   Dayton Hudson Corp.                                                           12,681,900
     1,072,300   K mart Corp. +                                                                13,403,750
       360,744   Lowe's Cos., Inc.                                                             13,167,156
     1,018,600   Officemax, Inc. +                                                             12,223,200
                                                                                           --------------
                                                                                               51,476,006

Transportation (2.1%)
---------------------------------------------------------------------------------------------------------
       152,000   Delta Air Lines, Inc.                                                         12,236,000

Utilities (6.6%)
---------------------------------------------------------------------------------------------------------
       527,000   Long Island Lighting Co.                                                      12,121,000
       153,400   Northeast Utilities Co.                                                        1,591,522
       256,600   Sprint Corp.                                                                  11,675,300
       328,400   US West, Inc.                                                                 11,822,400
                                                                                           --------------
                                                                                               37,210,222
                                                                                           --------------
                 Total Common Stocks (cost $486,287,959)                                   $  529,173,258

SHORT-TERM INVESTMENTS (5.1) * (cost $28,383,225)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
   $28,379,000   Interest in $594,385,000 joint repurchase agreement
                   dated February 28,1997 with Morgan (J.P.) & Co., Inc.
                   due March 3, 1997 with with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $28,391,676 for an effective yield of 5.36%                             $   28,383,225
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $514,671,184) ***                                 $  557,556,483
---------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $560,885,779.

  +  Non-income-producing security.

 [UPSIDE DOWN DELTA]  Bankers Trust New York Corp. provides
                      sub-custodian services to the fund

(R)  Real Estate Investment Trust.

*** The aggregate identified cost on a tax basis is $514,800,828, resulting in gross unrealized appreciation and depreciation of $49,191,660 and $6,436,005, respectively, or net unrealized appreciation of $42,755,655.

ADR after the name of a foreign holding stands for American Depository receipts, representing ownership to foreign security on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $514,671,184) (Note 1)                                                $557,556,483
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,404,846
---------------------------------------------------------------------------------------------------
Dividends receivable                                                                      1,279,511
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    9,526,238
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            6,500,128
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    5,619
---------------------------------------------------------------------------------------------------
Total assets                                                                            576,272,825

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         12,962,905
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  649,124
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,240,564
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   81,547
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                1,843
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,312
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      309,724
---------------------------------------------------------------------------------------------------
Payable for organization expense (Note 1)                                                     6,425
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      133,582
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        15,387,026
---------------------------------------------------------------------------------------------------
Net assets                                                                             $560,885,799

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $505,811,286
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              1,355,450
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                   10,833,764
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               42,885,299
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $560,885,799

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($275,629,309 divided by 20,518,034 shares)                                                  $13.43
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.43)*                                      $14.25
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($254,932,122 divided by 19,086,421 shares)**                                                $13.36
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($30,324,368 divided by 2,264,760 shares)                                                    $13.39
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.39)*                                      $13.88
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000.
   On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $7,539)                                               $ 4,951,698
--------------------------------------------------------------------------------------------------
Interest                                                                                   389,447
--------------------------------------------------------------------------------------------------
Total investment income                                                                  5,341,145

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,258,836
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             385,862
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           5,402
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,925
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      218,336
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      816,930
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       76,013
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     22,469
--------------------------------------------------------------------------------------------------
Registration fees                                                                           85,411
--------------------------------------------------------------------------------------------------
Auditing                                                                                     4,958
--------------------------------------------------------------------------------------------------
Legal                                                                                        4,791
--------------------------------------------------------------------------------------------------
Postage                                                                                     28,863
--------------------------------------------------------------------------------------------------
Other                                                                                       19,594
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (18,272)
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,913,118
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (157,645)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             2,755,473
--------------------------------------------------------------------------------------------------
Net investment income                                                                    2,585,672
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        14,695,406
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                  1,094
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                          (777)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            40,320,552
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 55,016,275
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $57,601,947
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                    Six months ended        Year ended
                                                                                         February 28         August 31
                                                                                                1997*             1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  2,585,672       $  1,055,624
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            14,696,500            566,617
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             40,319,775          2,257,919
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     57,601,947          3,880,160
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                                               (1,337,077)           (66,271)
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                                 (812,453)                --
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                 (117,030)                --
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                                               (2,101,574)          (178,420)
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                               (2,006,697)                --
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                 (245,230)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       305,963,519        197,832,270
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            356,945,405        201,467,739
----------------------------------------------------------------------------------------------------------------------

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   $ 203,940,394       $  2,472,655
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,355,450 and $1,036,338, respectively)                                     $560,885,799       $203,940,394
----------------------------------------------------------------------------------------------------------------------

*  Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------
                                                        Six months
                                                             ended                          For the Period
Per-share                                              February 28          Year ended      January 3,1995+
operating performance                                   (Unaudited)          August 31        to August 31
--------------------------------------------------------------------------------------------------------------
                                                              1997                1996                1995
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                         $11.57              $10.53               $8.50
--------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------
Net investment income (a)                                      .06                 .18                 .15
--------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                2.03                1.82                1.88
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                         2.09                2.00                2.03
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                                             (.09)               (.26)                 --
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                (.14)               (.70)                 --
--------------------------------------------------------------------------------------------------------------
Total distributions                                           (.23)               (.96)                 --
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                               $13.43              $11.57              $10.53
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                    18.23*              20.29               23.88*
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                            $275,629             $97,718              $2,473
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                   .62*               1.24                 .51*
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                   .89*               2.45                1.67*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       34.44*              33.57               51.07*
--------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                               $.0449              $.0322                  --
--------------------------------------------------------------------------------------------------------------

+    Commencement of operations.

*    Not annualized.

(a)  Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31,1995.
     Expenses for the period ended August 31,1996, reflect a reduction of $0.01 per class A shares and
     $0.02 per class B and M shares respectively. Expenses for the period ended 2/28/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.

(b)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d)  The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(e)  Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------
                                                              Six months
                                                                   ended       For the period
Per-share                                                    February 28     February 26,1996+
operating performance                                         (Unaudited)        to August 31
--------------------------------------------------------------------------------------------------------------
                                                                    1997                1996
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                               $11.52              $10.86
--------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------
Net investment income (a)                                            .03                 .10(c)
--------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                      2.01                 .56
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                               2.04                 .66
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                                                   (.06)                 --
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                      (.14)                 --
--------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.20)                 --
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                     $13.36              $11.52
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                          17.82*               6.08*
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $254,932             $94,370
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                        1.00*               1.04*
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                         .52*                .88*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             34.44*              33.57
--------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                     $.0449              $.0322
--------------------------------------------------------------------------------------------------------------

+    Commencement of operations.

*    Not annualized.

(a)  Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31,1995.
     Expenses for the period ended August 31,1996, reflect a reduction of $0.01 per class A shares and
     $0.02 per class B and M shares respectively. Expenses for the period ended 2/28/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.

(b)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d)  The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(e)  Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------
                                                             Six months
                                                                  ended       For the period
Per-share                                                   February 28     February 26,1996+
operating performance                                        (Unaudited)        to August 31
--------------------------------------------------------------------------------------------------------------
                                                                   1997                 1996
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                              $11.54               $10.86
--------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------
Net investment income (a)                                           .05                  .11(C)
--------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                     2.01                  .57
--------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              2.06                  .68
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net
investment income                                                  (.07)                  --
--------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                     (.14)                  --
--------------------------------------------------------------------------------------------------------------
Total distributions                                                (.21)                  --
--------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                    $13.39               $11.54
--------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                         17.97*                6.26*
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $30,324              $11,852
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                        .87*                 .91*
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                        .65*                1.05*
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            34.44*               33.57
--------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                    $.0449               $.0322
--------------------------------------------------------------------------------------------------------------

+    Commencement of operations.

*    Not annualized.

(a)  Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31,1995.
     Expenses for the period ended August 31,1996, reflect a reduction of $0.01 per class A shares and
     $0.02 per class B and M shares respectively. Expenses for the period ended 2/28/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.

(b)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d)  The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(e)  Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
February 28, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam New Value Fund (the "fund") is one in a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long term capital appreciation by investing primarily in common stocks which are undervalued at the time of purchase.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized based on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of any excess thereafter.

Putnam Management agreed to limit its compensation (and, to the extent necessary, bear other expenses) to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets. This agreement expired October 31, 1996.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1997, fund expenses were reduced by $157,645 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $850 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $557,809 and $32,564 from the sale of class A and class M shares, respectively and $127,730 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received $2,320 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $401,799,999 and $120,984,878, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months
                                            ended
                                      February 28, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,696,174     $173,549,964
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        98,584        1,245,122
------------------------------------------------------------
                                 13,794,758      174,795,086

Shares
repurchased                      (1,724,352)     (21,931,482)
------------------------------------------------------------
Net increase                     12,070,406     $152,863,604
------------------------------------------------------------

                                         Year ended
                                       August 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,571,175      $97,356,430
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        24,155          244,691
------------------------------------------------------------
                                  8,595,330       97,601,121

Shares
repurchased                        (382,562)      (4,366,497)
------------------------------------------------------------
Net increase                      8,212,768      $93,234,624
------------------------------------------------------------

                                          Six months
                                            ended
                                      February 28, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,732,696     $148,149,037
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        56,847          714,847
------------------------------------------------------------
                                 11,789,543      148,863,884

Shares
repurchased                        (897,781)     (11,343,269)
------------------------------------------------------------
Net increase                     10,891,762     $137,520,615
------------------------------------------------------------

                                       For the period
                                      February 26, 1996
                                      (commencement of
                                       operations) to
                                       August 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,521,256      $96,626,977
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  8,521,256       96,626,977

Shares
repurchased                        (326,597)      (3,707,666)
------------------------------------------------------------
Net increase                      8,194,659      $92,919,311
------------------------------------------------------------

                                           Six months
                                             ended
                                       February 28, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,331,635      $16,753,077
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         8,993          113,311
------------------------------------------------------------
                                  1,340,628       16,866,388

Shares
repurchased                        (103,020)      (1,287,088)
------------------------------------------------------------
Net increase                      1,237,608      $15,579,300
------------------------------------------------------------

                                        For the period
                                       February 26, 1996
                                       (commencement of
                                        operations) to
                                        August 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,094,106      $12,434,719
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  1,094,106       12,434,719

Shares
repurchased                         (66,954)        (756,384)
------------------------------------------------------------
Net increase                      1,027,152      $11,678,335
------------------------------------------------------------


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

 * Formerly Natural Resources Fund

 + Formerly Overseas Growth Fund

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

David L. King
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

32136-274/2BF/2BG    4/97